Revenues by Each Group of Similar Products (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total gross revenues	$ 94,954,443	$ 185,150,024	$ 243,280,214
Less: sales taxes	(199,721)	(439,144)	(706,540)
Total revenues, net	94,754,722	184,710,880	242,573,674
Electronic learning products
Segment Reporting Information [Line Items]
Total gross revenues	44,137,557	40,902,630	41,345,071
Fitness products
Segment Reporting Information [Line Items]
Total gross revenues	4,554,072	38,427,278	62,629,956
Collectible products
Segment Reporting Information [Line Items]
Total gross revenues	15,413,624	29,642,629	20,427,475
Kitchen and household
Segment Reporting Information [Line Items]
Total gross revenues	9,809,998	27,008,095	2,842,536
Mobile phones
Segment Reporting Information [Line Items]
Total gross revenues	6,000,241	25,923,877	64,712,559
Health products
Segment Reporting Information [Line Items]
Total gross revenues	9,876,415	10,098,466	10,691,723
Cosmetics products
Segment Reporting Information [Line Items]
Total gross revenues	853,133	2,311,099	7,089,145
Consumer electronics products
Segment Reporting Information [Line Items]
Total gross revenues	61,161	807,764	8,489,927
Auto products
Segment Reporting Information [Line Items]
Total gross revenues	191,314	323,920	452,282
Other products
Segment Reporting Information [Line Items]
Total gross revenues	$ 4,056,928	$ 9,704,266	$ 24,599,540